Taxation (Tables)	12 Months Ended
Dec. 31, 2023
Major components of tax expense (income) [abstract]
Disclosure of Income Tax and Deferred Taxes Explanatory

			Group
	2023	2022	2021
	£m	£m	£m
Current tax:
UK corporation tax on profit for the year	474	524	400
Adjustments in respect of prior years	(23)	(88)	(30)
Total current tax	451	436	370
Deferred tax:
Charge/(credit) for the year	109	(30)	101
Adjustments in respect of prior years	(7)	65	14
Total deferred tax	102	35	115
Tax on profit from continuing operations	553	471	485

Schedule of Tax on Profit Before Tax Differs from Theoretical Amount that Arise Using Basic Corporation Tax Rate	The tax on profit from continuing operations before tax differs from the theoretical amount that would arise using the basic corporation tax rate as follows:
For the year ended 31 December

			Group
	2023	2022	2021
	£m	£m	£m
Profit from continuing operations before tax	2,149	1,894	1,858
Tax calculated at a tax rate of 23.5% (2022:19%, 2021: 19%)	505	360	353
Bank surcharge on profits	84	123	106
Non-deductible preference dividends paid	9	9	9
Non-deductible UK Bank Levy	10	13	14
Non-deductible conduct remediation, fines and penalties	13	48	6
Other non-deductible costs and non-taxable income	(5)	20	33
Effect of change in tax rate on deferred tax provision	2	(28)	8
Tax relief on dividends in respect of other equity instruments	(35)	(40)	(40)
Adjustment to prior year provisions	(30)	(34)	(4)
Tax on profit from continuing operations	553	471	485

Disclosure of Movement in Current Tax Assets and Liabilities	Movements in current tax assets and liabilities during the year were as follows:

		Group
	2023	2022
	£m	£m
Assets	484	351
At 1 January	484	351
Income statement charge (including discontinued operations)	(451)	(436)
Other comprehensive income (charge)/credit	(70)	159
Corporate income tax received	539	397
Other movements	5	13
	507	484
Assets	507	484
At 31 December	507	484

Schedule of Deferred Taxes	The table below shows the deferred tax balances including the movement in the deferred tax account during the year. Deferred tax balances are presented in the balance sheet after offsetting assets and liabilities where the Santander UK group has the legal right to offset and intends to settle on a net basis.

							Group
	Fair value of financial instruments	Pension remeasurement	Cash flow hedges	Fair value reserve	Tax losses carried forward	Accelerated tax depreciation	Other temporary differences	Total
	£m	£m	£m	£m	£m	£m	£m	£m
At 1 January 2023	27	(290)	305	(2)	—	35	(105)	(30)
Income statement (charge)/credit	(35)	(63)	—	—	—	(17)	13	(102)
Transfers/reclassifications	—	2	(2)	—	—	—	—	—
Credited/(charged) to other comprehensive income	—	167	(232)	5	—	—	4	(56)
At 31 December 2023	(8)	(184)	71	3	—	18	(88)	(188)

At 1 January 2022	(123)	(508)	(7)	(12)	8	68	1	(573)
Income statement credit/(charge)	150	(49)	—	—	(7)	(33)	(96)	(35)
Transfers/reclassifications	—	—	3	(1)	(1)	—	(1)	—
Credited/(charged) to other comprehensive income	—	267	309	11	—	—	(9)	578
At 31 December 2022	27	(290)	305	(2)	—	35	(105)	(30)